FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Assets	$ 814,979	$ 1,169,887
Liabilities	4,353,780	6,880,093
Net gain/(loss)
Financial assets at amortized cost	(44,244)	167,847	$ 48,188
Financial liabilities at amortized cost	1,990,591	(2,013,473)	169,877
Financial assets at fair value through profit or loss	(55,384)	235,771	(79,275)
Financial liabilities at amortized cost through profit or loss	(496)	(82,697)
Financial liabilities at fair value through profit or loss			(45,770)
Total	1,890,467	(1,692,552)	93,020
Categories of financial assets and financial liabilities
Financial assets at amortized cost	48,775	65,929	37,757
Financial liabilities at amortized cost	(162,873)	(58,808)	(137,470)
Financial assets at fair value through profit or loss		170,840	(6,064)
Total	(114,098)	177,961	$ (105,777)
Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	4,352,263	6,875,862
Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,517	4,231
Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	683,207	779,156
Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	131,772	385,455
Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets		5,276
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	562,462	950,222
Trade payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	562,462	950,222
Borrowings
FINANCIAL INSTRUMENTS
Liabilities	3,510,186	5,652,100
Borrowings | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	3,510,186	5,652,100
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	259,758	235,438
Leases liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	259,758	235,438
Other Liabilities
FINANCIAL INSTRUMENTS
Liabilities	21,374	42,333
Other Liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	19,857	38,102
Other Liabilities | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	1,517	4,231
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	388,241	424,356
Cash and cash equivalent | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	276,530	336,023
Cash and cash equivalent | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	111,711	88,333
Investments
FINANCIAL INSTRUMENTS
Assets	40,961	329,258
Investments | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	25,164	32,163
Investments | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	15,797	297,095
Trade receivables
FINANCIAL INSTRUMENTS
Assets	361,537	353,564
Trade receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	361,537	353,564
Other receivables
FINANCIAL INSTRUMENTS
Assets	24,240	62,709
Other receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	19,976	57,406
Other receivables | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	$ 4,264	27
Other receivables | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets		$ 5,276